INCOME TAXES (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income tax recovery at Canadian statutory income tax rates	(9.1)	(32.7)	162.3	(260.8)
Increase (decrease) in income taxes for:
Non-taxable income and expenses	(1.8)	21.1	7.4	2.0
Difference in foreign tax rate	(0.5)	0.6	(1.0)	(25.4)
Change in deferred income taxes related to increase in corporate income tax rates	0	(8.5)	0	11.3
Change in the deferred income tax estimate	0	0	0	(0.6)
Change in valuation allowance	11.9	18.2	(164.9)	265.7
Adjustment to deferred credits	0	0	(9.6)	0
Other	(0.3)	1.4	4.7	0.4
Income tax expense (recovery)	0.2	0.1	(1.1)	(8.4)	[1]	(19.8)	(23.1)
Income tax recovery at Canadian statutory income tax rates	25.00%	25.80%	25.00%	26.50%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	5.00%	(16.60%)	1.10%	(0.20%)
Difference in foreign tax rate	1.30%	(0.50%)	(0.10%)	2.50%
Release of deferred income taxes related to reduction in corporate income tax rates	0.00%	6.60%	0.00%	(1.10%)
Change in the deferred income tax estimate	0.00%	0.00%	0.00%	0.10%
Change in valuation allowance	(32.70%)	(14.30%)	(25.40%)	(27.00%)
Adjustment to deferred credits	0.00%	0.00%	(1.50%)	0.00%
Other	0.90%	(1.10%)	0.70%	0.00%
Income tax expense (recovery)	(0.50%)	(0.10%)	(0.20%)	0.80%

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations